UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C.  20549
                                                    FORM 13F

						FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2007

Check here if Amendment       [ ]             Amendment Number:

This Amendment                [ ]             is a restatement
                              [ ]             adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       NORTH COUNTRY INVESTMENT ADVISERS, INC.
Address:    250 GLEN STREET
            GLENS FALLS, NY 12801


13F File Number: 28-12534

The institutional investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JOHN E. ARSENAULT
Title: PRESIDENT
Phone: (518)745-1000 ext. 582

Signature, Place, and Date of Signing:

JOHN E. ARSENAULT    GLENS FALLS, NEW YORK    11/08/2007

Report Type     (Check only one)
                [ ]            13F HOLDINGS REPORT
                [X]            13F NOTICE
                [ ]            13F COMBINATION REPORT


List of other managers reporting for this manager:

Form 13F File Number         Name

28-12533                     ARROW FINANCIAL CORPORATION